Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	500,097,261.69	26,321
Yield Supplement Overcollateralization Amount 02/28/25	42,256,673.35	0
Receivables Balance 02/28/25	542,353,935.04	26,321
Principal Payments	25,784,925.38	1,133
Defaulted Receivables	1,061,700.87	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	39,408,482.24	0
Pool Balance at 03/31/25	476,098,826.55	25,151

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.31%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,789,949.52	357
Past Due 61-90 days	2,286,854.60	84
Past Due 91-120 days	540,670.29	24
Past Due 121+ days	0.00	0
Total	11,617,474.41	465

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	843,456.02
Aggregate Net Losses/(Gains) - March 2025	218,244.85
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	0.65%
Third Prior Net Losses/(Gains) Ratio	0.96%
Four Month Average	0.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,475,136.51
Actual Overcollateralization	5,475,136.51
Weighted Average Contract Rate	6.07%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	43.25

Flow of Funds	$ Amount
Collections	29,204,733.04
Investment Earnings on Cash Accounts	12,549.10
Servicing Fee	(451,961.61)
Transfer to Collection Account	-
Available Funds	28,765,320.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,912,977.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,597,316.63
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,475,136.51
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,918,670.26

Total Distributions of Available Funds	28,765,320.53

Servicing Fee	451,961.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	494,346,143.18
Principal Paid	23,722,453.14
Note Balance @ 04/15/25	470,623,690.04

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	27,840,068.50
Principal Paid	13,993,404.45
Note Balance @ 04/15/25	13,846,664.05
Note Factor @ 04/15/25	6.2513156%

Class A-2b
Note Balance @ 03/17/25	19,356,074.68
Principal Paid	9,729,048.69
Note Balance @ 04/15/25	9,627,025.99
Note Factor @ 04/15/25	6.2513156%

Class A-3
Note Balance @ 03/17/25	316,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	316,300,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	84,000,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	31,200,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	15,650,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,124,197.13
Total Principal Paid	23,722,453.14
Total Paid	25,846,650.27

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	129,224.32
Principal Paid	13,993,404.45
Total Paid to A-2a Holders	14,122,628.77

Class A-2b
SOFR Rate	4.34867%
Coupon	4.75867%
Interest Paid	74,199.06
Principal Paid	9,729,048.69
Total Paid to A-2b Holders	9,803,247.75

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0449551
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8375000
Total Distribution Amount	24.8824551

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5834055
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.1756409
Total A-2a Distribution Amount	63.7590464

A-2b Interest Distribution Amount	0.4818121
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.1756408
Total A-2b Distribution Amount	63.6574529

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.49
Noteholders' Third Priority Principal Distributable Amount	659.71
Noteholders' Principal Distributable Amount	230.80

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	2,603,351.22
Investment Earnings	9,399.07
Investment Earnings Paid	(9,399.07)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,385,848.80	3,463,884.23	3,744,496.10
Number of Extensions	86	123	126
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	0.61%	0.63%